LAND USE RIGHTS, NET - Summary of Land Use Rights (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Land Use Rights [Line Items]
Land use rights	¥ 84,376	¥ 29,788
Less: Accumulated amortization	(6,271)	(4,026)
Land use rights net	¥ 78,105	¥ 25,762